FORM N-1A

      As filed with the Securities and Exchange Commission on May 28, 1997

                                           1933 Act Registration No. __________
                                           1940 Act Registration No. __________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

      Pre-Effective Amendment No.    _____            [  ]
      Post-Effective Amendment No.                    [  ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

      Amendment No.

                             PAINEWEBBER INDEX TRUST
               (Exact name of registrant as specified in charter)

                           1285 Avenue of the Americas
                            New York, New York 10019
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, Esq.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, Esq.
                           JENNIFER R. GONZALEZ, Esq.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W., Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of beneficial interest is being registered by this Registration Statement.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                             PAINEWEBBER INDEX TRUST
                       Contents of Registration Statement


This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits



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                             PAINEWEBBER INDEX TRUST

                         Form N-1A Cross Reference Sheet


       PART A ITEM NO. AND CAPTION    PROSPECTUS CAPTION
       ---------------------------    ------------------

1.     Cover Page                     Cover Page

2.     Synopsis                       The Fund at a Glance; Expense Table

3.     Condensed Financial            Performance
       Information

4.     General Description of         The Fund at a Glance; Investment
       Registrant                     Objective & Policies; Investment
                                      Philosophy & Process; The Fund's
                                      Investments; General Information

5.     Management of the Fund         Management; General Information

5A.    Management's Discussion of     Not Applicable
       Fund Performance

6.     Capital Stock and Other        Cover Page; Flexible Pricing[SERVICEMARK]
       Securities                     Dividends & Taxes; General Information

7.     Purchase of Securities Being   Flexible Pricing[SERVICEMARK]; How to Buy
       Offered                        Shares; Other Services; Determining the
                                      Shares' Net Asset Value

8.     Redemption or Repurchase       How to Sell Shares; Other Services

9.     Pending Legal Proceedings      Not Applicable



                                      STATEMENT OF ADDITIONAL INFORMATION
       PART B ITEM NO. AND CAPTION    CAPTION
       ---------------------------    -----------------------------------

10.    Cover Page                     Cover Page

11.    Table of Contents              Table of Contents

12.    General Information and        Other Information
       History

13.    Investment Objective and       Investment   Policies  and   Restrictions;
                                      Policies   Hedging  and  Other  Strategies
                                      Using  Derivative   Contracts;   Portfolio
                                      Transactions

14.    Management of the Fund         Trustees and Officers; Principal Holders
                                      of Securities

15.    Control Persons and Principal  Trustees and Officers; Principal Holders
       Holders of Securities          of Securities

16.    Investment Advisory and        Investment Advisory and Distribution
       Other Services                 Arrangements

                                      STATEMENT OF ADDITIONAL INFORMATION
       PART B ITEM NO. AND CAPTION    CAPTION
       ---------------------------    -----------------------------------

17.    Brokerage Allocation and       Portfolio Transactions
       Other Services

18.    Capital Stock and Other        Other Information
       Securities

19.    Purchase, Redemption and       Redemption Information and Other Services;
       Pricing of Securities Being    Valuation of Shares
       Offered

20.    Tax Status                     Taxes

21.    Underwriters                   Investment Advisory and Distribution
                                      Arrangements

22.    Calculation of Performance     Performance Information
       Data

23.    Financial Statements           To Be Supplied


PART C

      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                              SUBJECT TO COMPLETION
                     PRELIMINARY PROSPECTUS DATED       , 1997

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                         PAINEWEBBER S&P 500 INDEX FUND

              1285 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10019
                       PROSPECTUS - _______________, 1997

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The PaineWebber S&P 500 Index Fund ("Fund") is designed for long-term  investors
who  seek  investment  results,   before  fees  and  expenses,  that  track  the
performance results of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Fund, a series of PaineWebber Index Trust, seeks to replicate the total return of the S&P 500 Index, which is composed of 500 selected large capitalization common stocks. The Fund is newly organized and has no operating history.

This Prospectus concisely sets forth information that a prospective investor should know about the Fund before investing. Please read it carefully and retain a copy of this Prospectus for future reference.

A Statement of Additional Information dated _____________, 1997 has been filed with the Securities and Exchange Commission and is legally part of this Prospectus. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting the Fund, your investment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568.

This Prospectus offers Class A and Class Y shares. The Class Y shares are currently offered for sale only to limited groups of investors. See "How to Buy Shares."


INVESTORS SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THIS PROSPECTUS. THE FUND AND ITS DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE INVESTORS WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON
       THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY.

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                         PaineWebber S&P 500 Index Fund




                                TABLE OF CONTENTS

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                                                                     PAGE

The Fund At A Glance...................................................3

Expense Table..........................................................4

Investment Objective & Policies........................................6

Investment Philosophy & Process........................................7

Performance............................................................7

The Fund's Investments.................................................7

Flexible Pricing[SERVICEMARK].........................................9

How To Buy Shares.....................................................10

How To Sell Shares....................................................11

Other Services........................................................12

Management............................................................12

Determining The Shares' Net Asset Value...............................14

Dividends & Taxes.....................................................14

General Information...................................................15




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                               Prospectus Page 2

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                         PaineWebber S&P 500 Index Fund



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                              THE FUND AT A GLANCE

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The Fund is not intended to provide a complete  investment  program,  but may be appropriate as a component of an investor's overall portfolio. Some common reasons to invest in the Fund are to finance college educations, plan for retirement or diversify a portfolio. When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them. As with any mutual fund, there is no assurance that the Fund will achieve its goal.

GOAL: To increase the value of your investment by investing in the common stocks of U.S. companies represented in the S&P 500 Index.

INVESTMENT OBJECTIVE: To replicate the total return of the S&P 500 Index, before fees and expenses.

RISKS: Stock prices rise and fall. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. Deviations from the performance of the S&P Index may result from shareholder purchases and sales of shares that can occur daily, as well as from expenses borne by the Fund. The Fund may use derivatives, such as options and futures, to simulate full investment in the S&P 500 Index and in its hedging activities, which may involve special risks. Investors may lose money by investing in the Fund; the investment is not guaranteed.

MANAGEMENT

Mitchell  Hutchins  Asset  Management  Inc.  ("Mitchell  Hutchins"),   an  asset
management subsidiary of PaineWebber Incorporated ("PaineWebber"), is the Fund's investment adviser and administrator.

WHO SHOULD INVEST

The Fund is for investors who seek investment results, before fees and expenses, that track the performance results of the S&P 500 Index. Unlike other mutual funds, which generally seek to "beat" stock market averages and often have unpredictable results, the Fund seeks to "match" the performance of the S&P 500 Index and thus is expected to provide a predictable return relative to its benchmark.

MINIMUM INVESTMENT

To open an account, investors must invest $10,000; to add to an account, investors need only $100.

HOW TO PURCHASE SHARES OF THE FUND

Investors may choose between these classes of shares:

CLASS A SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class A shares. As a result, 100% of their purchase is immediately invested. Class A shares will have higher ongoing expenses than Class Y shares.

CLASS Y SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class Y shares. As a result, 100% of their purchase is immediately invested. Class Y shares will have lower ongoing expenses than Class A shares. Class Y shares are currently offered for sale only to a limited group of investors.


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                               Prospectus Page 3
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                        Paine Webber S&P 500 Index Fund



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                                  EXPENSE TABLE
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The  following  tables are  intended to assist  investors in  understanding  the expenses associated with investing in the Class A and Class Y shares of the Fund. Because the Fund has no operating history, "Other Expenses" shown below represent those estimated for the first year of operations. For the first year of operations Mitchell Hutchins intends to waive its management fees and reimburse Fund expenses, if necessary, so that the total operating expenses for Class A shares do not exceed 0.40% of the Fund's average net assets and the total operating expenses for Class Y shares do not exceed 0.35% of the Fund's average net assets.

SHAREHOLDER TRANSACTION EXPENSES                  CLASS A        CLASS Y
                                                  -------        -------
Maximum Sales Charge on Purchases of                None           None
   Shares (as a % of offering price)....
Sales Charge on Reinvested Dividends                None           None
   (as a % of offering price)...........
Maximum Contingent Deferred Sales
   Charge (as a % of offering price or              None           None
   net asset value at the time of sale,
   whichever is less)...................
Exchange Fees...........................            N/A            N/A


ANNUAL FUND OPERATING EXPENSES (as a %
   of average net assets)

Management Fees (after waivers)*.........             %             %
12b-1 Fees...............................           0.05           None
Other Expenses (after expense
   reimbursements)*......................
                                                  -------        -------
Total Operating Expenses (after expense
   reimbursements)*..........................       0.40%          0.35%
                                                  =======        =======

* Without taking into account anticipated fee waivers and expense reimbursements, the Fund's Management Fees, Other Expenses and Total Operating Expenses would be 0.20%, ____% and ____%, respectively, for Class A shares and 0.20%, ____% and ___%, respectively, for Class Y shares.

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CLASS A SHARES:  No initial sales charge is imposed.  Class A shares are subject to 12b-1 service fees.

CLASS Y SHARES: No initial sales charge is imposed, nor are Class Y shares subject to 12b-1 service fees.
--------------------------------------------------------------------------------



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                               Prospectus Page 4

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                         PaineWebber S&P 500 Index Fund



      12b-1 distribution fees are asset-based sales charges. 12b-1 fees have two components, as follows:


                                                         CLASS A     CLASS Y
                                                         -------     -------
12b-1 services fees....................                    0.05%       None
12b-1 distribution fees................                    None        None



   For more information, see "Management" and "Flexible Pricing[SERVICE MARK]"


EXAMPLE OF EFFECT OF FUND EXPENSES


      The following examples should assist investors in understanding various costs and expenses incurred as shareholders of the Fund. The assumed 5% annual return shown in the examples is required by regulations of the Securities and Exchange Commission ("SEC") applicable to all mutual funds. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF THE FUND MAY BE MORE OR LESS THAN THOSE SHOWN.


      An investor would pay the following expenses, directly or indirectly, on a $1,000 investment in the Fund, assuming a 5% annual return:




                                                    1 YEAR       3 YEARS
                                                    ------       -------
Class A.......................................      $            $
Class Y.......................................      $            $

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ASSUMPTION MADE IN THE EXAMPLE

Reinvestment of all dividends and other distributions; percentage amounts listed under "Annual Fund Operating Expenses" remain the same for the years shown.

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                               Prospectus Page 5

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                         PaineWebber S&P 500 Index Fund



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                         INVESTMENT OBJECTIVE & POLICIES

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The Fund's investment  objective is to replicate the total return of the S&P 500
Index, before fees and expenses. The investment objective of the Fund may not be changed without shareholder approval. The Fund's other investment policies, except where noted, are not fundamental and may be changed by the board of trustees.

The Fund seeks to achieve its objective through investment in common stocks issued by companies in the S&P 500 Index. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's ("S&P") to capture the price performance of a large cross-section of the U.S. publicly traded stock market. These 500 securities, most of which trade on the NYSE, represent approximately 75% of the market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its total market value relative to total market value of all securities in the Index. S&P selects the component stocks included in the S&P 500 Index with the aim of achieving a distribution at the index level representative of the various components of the U.S. economy. Therefore these 500 stocks do not represent the 500 largest companies. Aggregate market value and trading activity also are considered in the selection process.

      "Standard & Poor's[REGISTERED TRADEMARK]," "S&P[REGISTERED TRADEMARK]," "S&P 500[REGISTERED TRADEMARK]," and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in securities generally or the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, which is determined, composed, and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination or calculation of the equation by which shares of the Fund are priced or converted into cash. S&P has no obligation or liability in connection with the administration of the Fund or the marketing or sale of the Fund's shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


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                               Prospectus Page 6

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                         PaineWebber S&P 500 Index Fund



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                         INVESTMENT PHILOSOPHY & PROCESS

--------------------------------------------------------------------------------

The Fund is not managed according to traditional methods of "active" management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, it uses a "passive" investment approach attempting to duplicate the investment performance of an index.

The Fund expects to invest in substantially all 500 stocks in the S&P 500 Index in proportion to their weighting in the S&P 500 Index, and, under normal circumstances, will invest in at least 450 stocks that are represented in the S&P 500 Index.

Because the Fund seeks to replicate the performance of the S&P 500 Index, a close correlation between the Fund's performance and the performance of the S&P 500 Index is anticipated in both rising and falling markets.

The Fund attempts to achieve a correlation between the performance of its investments and that of the S&P 500 Index, over time of at least 0.95, before deduction of fees and expenses. A correlation of 1.00 would represent perfect correlation between the Fund and the S&P 500 Index. There can be no assurance that the Fund will achieve its expected results.

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                                   PERFORMANCE

--------------------------------------------------------------------------------

The Fund performs a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in the Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. One-, five- and ten-year periods will be shown, unless the Fund or class has been in existence for a shorter period. If so, returns will be shown for the period since inception.

The Fund may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof.

Total return information reflects past performance and does not indicate future results. The investment return and principal value of shares of the Fund will fluctuate. The amount investors receive when selling shares may be more or less than what they paid.

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                             THE FUND'S INVESTMENTS

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EQUITY SECURITIES. Equity securities include common stocks, preferred stocks and securities that are convertible into them, including convertible debentures and notes and common stock purchase warrants and rights. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.


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                               Prospectus Page 7

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                         PaineWebber S&P 500 Index Fund



RISKS

EQUITY SECURITIES. While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities, and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that the Fund may experience a substantial or complete loss on an individual common stock investment.

INDEX INVESTING AND OPEN-END INVESTMENT COMPANIES. While the Fund attempts to duplicate, before deduction of operating expenses, the investment results of the S&P 500 Index, its investment results generally will not be identical to those of the S&P 500 Index. Deviations from the performance of the S&P 500 Index may result from shareholder purchases and sales of shares that can occur daily, as well as from expenses borne by the Fund.

DERIVATIVES. Some of the instruments in which the Fund may invest may be referred to as "derivatives," because their value depends on (or "derives" from) the value of an underlying asset, reference rate or index. These instruments include options and futures contracts that may be used in hedging and related strategies. There is limited consensus as to what constitutes a "derivative" security. The market value of derivative instruments and securities sometimes is more volatile than that of other investments, and each type of derivative instrument may pose its own special risks. Mitchell Hutchins takes these risks into account in its management of the Fund.

COUNTERPARTIES. The Fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, Mitchell Hutchins, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the Fund does business.

INVESTMENT TECHNIQUES AND STRATEGIES

HEDGING AND OTHER STRATEGIES USING DERIVATIVE CONTRACTS. The Fund may use derivative contracts, which may include options (both exchange traded and over-the-counter) and futures contracts in strategies intended to simulate full investment in the S&P 500 Index while retaining a cash balance for Fund management purposes, facilitate trading, reduce transaction costs or reduce the overall risk of its investments ("hedge"). New financial products and risk management techniques continue to be developed, and may be used by the Fund if consistent with its investment objective and policies. The Statement of Additional Information contains further information on these derivative contracts and related strategies.

The Fund might not use any derivative contracts or strategies, and there can be no assurance that using them will succeed. If Mitchell Hutchins is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, the Fund may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

 .     the fact that the skills needed to implement a strategy  using  derivative contracts are different from those needed to select investment securities;

 .     the  possibility  of  imperfect  correlation  between  price  movements of derivative contracts used in hedging strategies and price movements of the securities being hedged;

 .     possible  constraints  placed on the Fund's  ability to  purchase  or sell portfolio investments at advantageous times due to the need for the Fund to maintain "cover" or to segregate securities; and

 .     the  possibility  that the Fund is unable to close  out or  liquidate  its hedged position.

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                               Prospectus Page 8

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                         PaineWebber S&P 500 Index Fund


LENDING PORTFOLIO SECURITIES. The Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of the Fund's total assets. Lending securities enables the Fund to earn additional income, but could result in a loss or delay in recovering these securities.

CASH RESERVES. The Fund may invest up to 35% of its total assets in cash or investment grade U.S. money market instruments, including repurchase agreements, for liquidity purposes or pending investment in other securities.

Repurchase agreements are transactions in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer, usually no more than seven days after purchase. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes insolvent.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, including certain cover for over-the-counter options and securities whose disposition is restricted under the federal securities laws. The Fund does not consider securities that are eligible for resale pursuant to SEC Rule 144A to be illiquid securities if Mitchell Hutchins has determined such securities to be liquid, based upon the trading markets for the securities under procedures approved by the Fund's board.

OTHER INFORMATION. The Fund may sell securities short "against the box" to defer realization of gains or losses for tax or other purposes. When a security is sold against the box, the seller owns the security. The Fund may borrow money for temporary or emergency purposes in an amount up to 33 1/3% of its total assets, including up to 5% of its net assets in reverse repurchase agreements.

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                          FLEXIBLE PRICING[SERVICEMARK]
--------------------------------------------------------------------------------

The Fund offers through this Prospectus two classes of shares that differ in terms of expenses. Class Y shares will have lower ongoing expenses than Class A shares but are available only to a limited group of investors.

CLASS A SHARES

HOW PRICE IS CALCULATED: The price is the net asset value next calculated after PaineWebber's New York City headquarters or PFPC Inc., the Fund's transfer agent ("Transfer Agent"), receives the purchase order. Because investors do not pay an initial sales charge when they buy Class A shares, 100% of their purchase is immediately invested. Class A shares are subject to rule 12b-1 service fees.

CLASS Y SHARES

HOW PRICE IS CALCULATED. Class Y shares are sold to eligible investors at the net asset value next determined after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Because investors do not pay an initial sales charge when they buy Class Y shares, 100% of their purchase is immediately invested. The ongoing expenses for Class Y shares are lower than for Class A shares because Class Y shares are not subject to rule 12b-1 service fees.

LIMITED GROUPS OF INVESTORS. Only the following investors are eligible to buy Class Y shares:

 .     a participant  in INSIGHT when Class Y shares are  purchased  through that program;

 .     an  investor  who  buys  $10  million  or  more  at any  one  time  in any
      combination    of    PaineWebber    mutual    funds   in   the    Flexible
      Pricing[SERVICEMARK] System;

 .     an employee  benefit plan qualified  under section 401 (including a salary reduction plan qualified under section 401(k)) or 403(b) of the Internal Revenue Code that has either 5,000 or more eligible employees or $50 million or more in assets; and


--------------------------------------------------------------------------------
                               Prospectus Page 9

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund


 .     an  investment   company   advised  by  PaineWebber  or  an  affiliate  of
      PaineWebber.

INSIGHT. An investor who purchases $50,000 or more of shares of the mutual funds that are available to INSIGHT participants (which include the PaineWebber mutual funds in the Flexible Pricing[SERVICEMARK] System and certain other specified mutual funds) may take part in INSIGHT, a total portfolio asset allocation program sponsored by PaineWebber, and thus become eligible to purchase Class Y shares. INSIGHT offers comprehensive investment services, including a personalized asset allocation investment strategy using an appropriate combination of funds, monitoring of investment performance and comprehensive quarterly reports that cover market trends, portfolio summaries and personalized account information.

Participation in INSIGHT is subject to payment of an advisory fee to PaineWebber at the maximum annual rate of 1.50% of assets held through the program (generally charged quarterly in advance), which covers all INSIGHT investment advisory services and program administration fees. Employees of PaineWebber and its affiliates are entitled to a 50% reduction in the fee otherwise payable for participation in INSIGHT. INSIGHT clients may elect to have their INSIGHT fees charged to their PaineWebber accounts (by the automatic redemption of money market fund shares) or, if a qualified plan, invoiced.

Please  contact  your   PaineWebber   investment   executive  or   PaineWebber's
correspondent firms for more information concerning mutual funds that are available to INSIGHT participants or for other INSIGHT information.

ACQUISITION OF CLASS Y SHARES BY OTHERS. The Fund is authorized to offer Class Y shares to employee benefit and retirement plans of Paine Webber Group Inc. ("PW Group") and its affiliates and certain other investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. At present, however, INSIGHT participants are the only purchasers in these categories.


--------------------------------------------------------------------------------

                                HOW TO BUY SHARES

--------------------------------------------------------------------------------

Prices are calculated for the Fund's shares once each Business Day, at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). A "Business Day" is any day, Monday through Friday, on which the New York Stock Exchange is open for business. Shares are purchased at the next share price calculated after the purchase order is received.

When placing an order to buy shares, investors should specify which class of shares they want to buy. If investors fail to specify the class, the Funds will automatically receive Class A shares. Investors in Class Y shares must provide satisfactory information to PaineWebber or the Fund that they are eligible to purchase Class Y shares.

PAINEWEBBER CLIENTS

Investors who are PaineWebber clients may buy shares through PaineWebber investment executives or its correspondent firms. Investors may buy shares in person, by mail, by telephone or by wire (the minimum wire purchase is $1 million). PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' purchase orders to PaineWebber's New York City headquarters.

Investors may pay for their purchases with checks drawn on U.S. banks or with funds they have in their brokerage accounts at PaineWebber or its correspondent firms. Payment is due on the third Business Day after PaineWebber's New York City headquarters office receives the purchase order.


--------------------------------------------------------------------------------
                               Prospectus Page 10

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund



OTHER INVESTORS

Investors who are not PaineWebber clients may purchase Fund shares and set up an account through the Transfer Agent by completing an account application which may be obtained by calling 1-800-647-1568. The application and check must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899. Investors do not have to send an application when making additional investments in the Fund.

MINIMUM INVESTMENTS FOR CLASS A SHARES

To open an account ....................$  10,000
To add to an account ..................$    100

The Fund may waive or reduce these minimums for:

 .     employees of PaineWebber or its affiliates; or

 .     participants in certain pension plans,  retirement accounts,  unaffiliated investment programs or the Fund's automatic investment plan.


--------------------------------------------------------------------------------

                               HOW TO SELL SHARES

--------------------------------------------------------------------------------

Investors can sell (redeem) shares at any time. Shares will be sold at the share price for that class as next calculated after the order is received and accepted. Share prices are normally calculated at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time).

Investors who own more than one class of shares should specify which class they are selling. If they do not, the Fund will assume they are first selling their Class A shares, then Class Y shares.

If a shareholder wants to sell shares which were purchased recently, the Fund may delay payment until it verifies that good payment was received. In the case of purchases by check, this can take up to 15 days.

Investors who have an account with PaineWebber or one of PaineWebber's correspondent firms can sell their shares by contacting their investment executive. Investors who do not have an account and have bought their shares through PFPC Inc., the Fund's Transfer Agent, may sell shares by writing a "letter of instruction," as detailed in "How to Exchange Shares."

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, it reserves the right to purchase back all of its shares in any shareholder account with a net asset value of less than $5,000. If the Fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $5,000 or more within 60 days of the notice. The Fund will not purchase back accounts that fall below $5,000 solely due to a reduction in net asset value per share.


--------------------------------------------------------------------------------
                               Prospectus Page 11

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund



--------------------------------------------------------------------------------

                                 OTHER SERVICES

--------------------------------------------------------------------------------

Investors should consult their investment executives at PaineWebber or one of its correspondent firms to learn more about the following services available with respect to the Fund's Class A shares:

AUTOMATIC INVESTMENT PLAN

Investing on a regular basis helps investors meet their financial goals. PaineWebber offers an Automatic Investment Plan with a minimum initial investment of $1,000 through which the Fund will deduct $50 or more each month from the investor's bank account to invest directly in the Fund. In addition to providing a convenient and disciplined manner of investing, participation in the Automatic Investment Plan enables the investor to use the technique of "dollar cost averaging."

SYSTEMATIC WITHDRAWAL PLAN

The Systematic  Withdrawal  Plan allows  investors to set up monthly,  quarterly
(March, June, September and December) or semiannual (June and December) withdrawals from their accounts. To participate in this Plan, an investor's Class A shares must have a minimum value of $[5,000]; the minimum value of withdrawals is $[100].

An investor may not withdraw more than 12% of the value of the Fund account when the investor signed up for the Plan during the first year under the Plan. Shareholders who elect to receive dividends or other distributions in cash may not participate in the Plan.

INDIVIDUAL RETIREMENT ACCOUNTS

Self-Directed IRAs are available through PaineWebber in which purchases of PaineWebber mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

TRANSFER OF ACCOUNTS

If investors holding shares of the Fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the Fund shares will be moved to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.


--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------

The Fund is governed by a board of trustees, which oversees its operations. The Fund has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the board). As investment adviser and administrator, Mitchell Hutchins supervises all aspects of the Fund's operations and makes and implements all investment decisions for the Fund.

Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York 10019, is the asset management subsidiary of PaineWebber Incorporated, which is wholly owned by PW Group, a publicly owned financial services holding company. On__________, 1997, Mitchell Hutchins was adviser or sub-adviser of ___ investment companies with __ separate portfolios and aggregate assets of approximately $_____ billion.

--------------------------------------------------------------------------------
                               Prospectus Page 12

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund




In accordance with procedures adopted by the board, brokerage transactions for the Fund may be conducted through PaineWebber or its affiliates and the Fund may pay fees, including fees calculated as a percentage of earnings, to PaineWebber for its services as lending agent in its portfolio securities lending program.

Personnel of Mitchell Hutchins may engage in securities transactions for their own accounts pursuant to Mitchell Hutchins' code of ethics that establishes procedures for personal investing and restricts certain transactions.

T. Kirkham Barneby is responsible for the day-to-day management of the Fund's portfolio. Mr. Barneby is a managing director and chief investment officer of quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994 after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation models.

MANAGEMENT  FEES  &  OTHER EXPENSES

The Fund incurs various expenses in its operations, such as the management fee paid to Mitchell Hutchins, 12b-1 services fees paid with respect to Class A shares, custody and transfer agency fees, professional fees, expenses of board and shareholder meetings, fees and expenses relating to registration of its shares, taxes and governmental fees, fees and expenses of trustees, costs of obtaining insurance, expenses of printing and distributing shareholder materials, organizational expenses and extraordinary expenses, including costs or losses in any litigation.

Mitchell Hutchins has agreed to receive a management fee at the annual rate of 0.20% of the Fund's average daily net assets. Mitchell Hutchins has agreed to waive its fee and reimburse Fund expenses, if necessary, so that the total annual operating expenses do not exceed 0.40% of annual average net assets for Class A shares and 0.35% of net assets for Class Y shares.

DISTRIBUTION ARRANGEMENTS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. There is no distribution plan with respect to the Fund's Class Y shares. Under the distribution plan for Class A shares ("Class A Plan"), the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.05% of the average daily net assets of Class A shares.

Mitchell Hutchins primarily uses the service fees under the Class A Plan, to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.05% of the aggregate investment amounts maintained in the Fund by PaineWebber clients. PaineWebber then compensates its investment executives for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

The Class A Plan and the related distribution contracts ("Distribution Contracts") specify that the service fees paid to Mitchell Hutchins are not reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service it receives, the Fund will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service fees received or accrued through the termination date of the Plan will be Mitchell Hutchins' sole responsibility and not that of the Fund. Annually, the Fund's board reviews the Class A Plan and Mitchell Hutchins' corresponding expenses for that class of shares.

--------------------------------------------------------------------------------
                               Prospectus Page 13

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund



--------------------------------------------------------------------------------

                             DETERMINING THE SHARES'
                                 NET ASSET VALUE

--------------------------------------------------------------------------------

The net asset value of the Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each Business Day. The Fund's net asset value per share is determined by dividing the value of the securities held by the Fund, plus any cash or other assets, minus all liabilities, by the total number of Fund shares outstanding.

Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value.

--------------------------------------------------------------------------------

                                DIVIDENDS & TAXES

--------------------------------------------------------------------------------


DIVIDENDS

The Fund will pay an annual dividend from its net investment income and short-term capital gain, if any. The Fund will also distribute annually substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. The Fund may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed income and capital gains.

Dividends and other distributions paid on each class of shares of the Fund are calculated at the same time and in the same manner. Dividends on Class A shares of the Fund are expected to be lower than those on its Class Y shares because Class A shares have higher expenses resulting from their service fees.

The Fund's dividends and other distributions are paid in additional Fund shares of the same class at net asset value, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and other distributions in cash, either mailed to them by check or credited to their PaineWebber accounts, should contact their investment executives at PaineWebber or one of its correspondent firms or complete the appropriate section of the account application.

TAXES

The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will not have to pay federal income tax on the part of its investment company taxable income (generally consisting of net investment income and net short-term capital gains) and net capital gain that it distributes to its shareholders.

Dividends from the Fund's investment company taxable income (whether paid in cash or additional shares) are generally taxable to its shareholders as ordinary income. Distributions of the Fund's net capital gain (whether paid in cash or additional shares) are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Shareholders who are not subject to tax on their income generally will not be required to pay tax on distributions.

--------------------------------------------------------------------------------
                               Prospectus Page 14

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund



YEAR-END TAX REPORTING

Following the end of each calendar year, the Fund notifies its shareholders of the amounts of dividends and capital gain distributions paid (or deemed paid) for that year and any portion of those dividends that qualifies for special treatment.

WITHHOLDING REQUIREMENTS

The Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

TAXES ON THE SALE OF FUND SHARES

A shareholder's sale (redemption) of shares may result in a taxable gain or loss. This depends upon whether the shareholders receive more or less than their adjusted basis for the shares. In addition, if the Fund's shares are bought within 30 days before or after selling other shares of the Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

                                            ****

Because the foregoing only summarizes some of the important tax considerations affecting the Fund and its shareholders, prospective shareholders are urged to consult their tax advisers.


--------------------------------------------------------------------------------

                               GENERAL INFORMATION

--------------------------------------------------------------------------------

ORGANIZATION

The Fund is a newly created diversified series of PaineWebber Index Trust ("Trust"), an open-end management investment company formed on May 27, 1997 as a business trust under the laws of Delaware. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of separate series, with a par value of $0.001 per share.

SHARES

The shares of the Fund are divided into two classes, Class A and Class Y. Each class represents an identical interest in the Fund's investment portfolio and has the same rights, privileges and preferences. However, each class differs with respect to service fees, other expenses allocable exclusively to that class and voting rights on matters exclusively affecting that class. The different charges applicable to the different classes of shares of the Fund will affect the performance of those classes.

Each share of the Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of the Fund. However, due to the differing expenses of the classes, dividends on Class A shares are likely to be lower than for Class Y shares, which bear lower expenses.


--------------------------------------------------------------------------------
                               Prospectus Page 15

--------------------------------------------------------------------------------
                         PaineWebber S&P 500 Index Fund




VOTING RIGHTS

Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and the holders of more than 50% of all the shares of the Fund as a group may elect all the board members of the Trust. The shares of the Fund will be voted together, except that only the shareholders of a particular class may vote on matters affecting only that class, such as the terms of a Plan as it relates to the class. Mitchell Hutchins is the sole shareholder of the Fund and may be deemed a controlling person of the Fund until additional shareholders purchase Fund shares.

SHAREHOLDER MEETINGS

The Fund does not intend to hold annual meetings.

Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

REPORTS TO SHAREHOLDERS

The Fund sends its shareholders audited annual and unaudited semiannual reports, each of which includes a list of the investment securities held by the Fund as of the end of the period covered by the report. The Statement of Additional
Information, which is incorporated by this reference, is available to shareholders upon request.

CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT

State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the Fund. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the Fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

--------------------------------------------------------------------------------
                               Prospectus Page 16

--------------------------------------------------------------------------------






                         PAINEWEBBER S&P 500 INDEX FUND

                         PROSPECTUS -- __________, 1997

                         SUBJECT TO COMPLETION [ DATE ]





--------------------------------------------------------------------------------













[COPYRIGHT] 1997 PaineWebber Incorporated

                              SUBJECT TO COMPLETION
                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                              DATED ________, 1997

                         PAINEWEBBER S&P 500 INDEX FUND

                           1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019


                       STATEMENT OF ADDITIONAL INFORMATION

      PaineWebber S&P 500 Index Fund is a diversified series of PaineWebber Index Trust ("Trust"), an open-end management investment company organized as Delaware business trust. The Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Price Index ("S&P 500 Index").

      Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), is the investment adviser, administrator and distributor for the Fund. As distributor, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of the Fund shares.

      This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Fund's current Prospectus dated __________, 1997. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm, or by calling toll-free 1-800-647-1568. Participants in the PaineWebber Savings Investment Plan may obtain a copy of the Prospectus by contacting the PaineWebber Benefits Department, 1000 Harbor Boulevard, 10th Floor, Weehawken, New Jersey 07087 or by calling 1-201-902-4444. This Statement of Additional Information is dated __________, 1997.

      INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOME EFFECTIVE. THIS SAI SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY.

                      INVESTMENT POLICIES AND RESTRICTIONS

      The following supplements the information contained in the Prospectus concerning the Fund's investment policies and limitations. Except as indicated in this Prospectus or the Statement of Additional Information, there are no policy limitations on the Fund's ability to use the investments as techniques discussed in these documents.

      MONEY MARKET INSTRUMENTS. Money market instruments in which the Fund may invest include: U.S. Treasury bills and other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities; obligations of U.S. banks (including certificates of deposit and bankers' acceptances) with total assets in excess of $1.5 billion at the time of purchase; interest-bearing savings deposits in U.S. commercial and savings banks with principal amounts not greater than are fully insured by the Federal Deposit Insurance Corporation (the aggregate amount of these deposits may not exceed 5% of the value of the Fund's assets); commercial paper and other short-term corporate obligations; and variable and floating-rate securities and repurchase agreements. In addition, the Fund may hold cash and may invest in participation interests in the money market securities mentioned above without limitation. These participation interests are the interests of securities held by others on a pro-rata basis.

      SPECIAL CONSIDERATIONS RELATING TO FOREIGN SECURITIES. To the extent the Fund holds U.S. dollar-denominated securities of foreign issuers, such securities may not be registered with the SEC, nor are the issuers thereof subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by a Fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

      The Fund invests in securities of foreign issuers only if such securities are traded in the U.S. securities markets directly or through American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR evidencing ownership of common stock will be treated as common stock.

      Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United State and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

      REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the Fund securities and delays and costs to a Fund if the other party to a repurchase agreement becomes insolvent.

      The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins to present minimal credit risks in accordance with guidelines established by the Trust's board of trustees (sometimes referred to as the "board"). Mitchell Hutchins reviews and monitors the creditworthiness of those institutions under the board's general supervision.

      ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, purchased OTC options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the Fund's board. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      Illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 ("1933 Act"). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

      Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

      The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Fund's board.

      LENDING OF PORTFOLIO SECURITIES. The Fund is authorized to lend up to 33 1/3% of its total assets to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains acceptable collateral with the Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.

      WARRANTS. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the Fund securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

      SHORT SALES "AGAINST THE BOX." The Fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box") to defer realization of gains or losses for tax or other purposes. To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of the Fund, and the Fund is obligated to replace the securities borrowed at a date in the future. When the Fund sells short, it will establish a margin account with the broker effecting the short sale, and will deposit collateral with the broker. In addition, the Fund will maintain with its custodian, in a segregated account, the securities that could be used to cover the short sale. The Fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales "against the box."

      The Fund might make a short sale "against the box" in order to hedge against market risks when Mitchell Hutchins believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for a security owned by the Fund, or when Mitchell Hutchins wants to sell a security that the Fund owns at a current price, but also wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any loss in the Fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

      SEGREGATED ACCOUNTS. When the Fund enters into certain transactions to make future payments to third parties, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. As described below under "Hedging and Other Strategies Using Derivative Contracts," segregated accounts may also be required in connection with certain transactions involving options and futures contracts.

      WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the Fund's net asset value. When the Fund agrees to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "Investment Policies and Restrictions--Segregated Accounts." The Fund purchases when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the Fund.

      FUNDAMENTAL INVESTMENT LIMITATIONS. The following fundamental investment limitations cannot be changed for the Fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund or (b) 67% or more of the Fund's shares present at a shareholders' meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.

      The Fund may not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

          The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to investments in other investment companies or to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (3) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 ("1940 Act") and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the Fund's board without shareholder approval.

      The Fund will not:

          (1) invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

          (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

          (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          (4) engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short "against the box" and
      (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          (5) purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission ("SEC") and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

                    HEDGING AND OTHER STRATEGIES USING DERIVATIVE CONTRACTS

      DERIVATIVE INSTRUMENTS. Mitchell Hutchins may use a variety of derivative contracts ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts to attempt to hedge the portfolio of the Fund. The Fund may also use Derivative

Instruments to increase its exposure to the S&P 500 Index pending investment in the stocks that make up that Index. The Fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the Fund's use of these derivative contracts will place at risk a much smaller portion of its assets. The particular Derivative Instruments used by the Fund are described below.

      OPTIONS ON SECURITIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

      OPTIONS ON SECURITIES INDEXES--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

      SECURITIES INDEX FUTURES CONTRACTS--A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

      OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

      GENERAL DESCRIPTION OF STRATEGIES. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended to partially or fully offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transactions costs. In the alternative, because the value of the put option can be expected to increase as the value of the Fund security declines, the Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

      Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transactions costs. Alternatively, the Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

      Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest.

      Return strategies include the use of Derivative Instruments to increase or reduce the Fund's exposure to the stocks in the S&P 500 Index without buying or selling those securities.

      The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Derivative Instruments will be limited by tax considerations. See "Taxes."

      In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins expects to discover additional opportunities in connection with options, futures contracts and other derivative contracts and hedging techniques. These new opportunities may become available as Mitchell Hutchins develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, or other derivative contracts and techniques are developed. Mitchell Hutchins may utilize these opportunities for the Fund to the extent that they are consistent with the Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Fund's prospectus or statement of additional information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in its prospectus.

          SPECIAL RISKS OF HEDGING STRATEGIES. The use of Derivative Instruments in hedging strategies involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

          (1) There might be imperfect correlation between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded.

          The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

          (2) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the

      Fund entered into a short hedge because Mitchell Hutchins projected a decline in the price of a security in that Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

          (3) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (I.E., Derivative Instruments other than purchased options). If the Fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

      COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options or futures contracts or (2) cash and liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      OPTIONS. The Fund may purchase put and call options, and write (sell) covered put or call options on securities on which it is permitted to invest and indices of those securities. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Investment Policies and Restrictions -- Illiquid Securities."

      The value of an option position will reflect, among other things, the current market value of the Fund investment, the time remaining until expiration, the relationship of the exercise price to the market price of the Fund investment, the historical price volatility of the Fund investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

      The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction.

Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

      The Fund may purchase and write both exchange-traded and OTC options. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its contra party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the contra party to make or take delivery of the Fund investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Fund will enter into OTC option transactions only with contra parties that have a net worth of at least $20 million.

      Generally, the OTC debt options used by the Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

      The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

      If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

      LIMITATIONS ON THE USE OF OPTIONS. The use of options is governed by the following guidelines, which can be changed by the board without shareholder vote:

          (1) The Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of its total assets.

          (2) The aggregate value of securities underlying put options written by the Fund determined as of the date the put options are written will not exceed 50% of the Fund's net assets.

          (3) The aggregate premiums paid on all options (including options on securities, stock indices and options on futures contracts) purchased by the Fund that are held at any time will not exceed 20% of that Fund's net assets.

      FUTURES. The Fund may purchase and sell futures contracts that are related to securities in which it is permitted to invest, such as securities index futures contracts. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices.

      No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations that are fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

      Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If the Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

      LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The use of futures and related options is governed by the following guidelines, which can be changed by the board without shareholder vote:

          (1) To the extent the Fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

          (2) The aggregate premiums paid on all options (including options on securities, stock indices and options on futures contracts) purchased by the Fund that are held at any time will not exceed 20% of the Fund's net assets.

          (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by the Fund will not exceed 5% of its total assets.

             TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS OF SECURITIES

      The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:



                                Position With        Business Experience;
Name And Address*; Age            The Trust          Other Directorships
----------------------          --------------       --------------------

Victoria E. Schonfeld; 46     Trustee, President     Ms. Schonfeld is a managing  director
                              and Chairman of the    and   general   counsel  of  Mitchell
                              Board of Trustees      Hutchins.  Prior to May 1994, she was
                                                     a partner in the law firm of Arnold &
                                                     Porter.   Ms.  Schonfeld  is  a  vice
                                                     president  of  29  other   investment
                                                     companies for which Mitchell Hutchins
                                                     or  PaineWebber  serves as investment
                                                     adviser.


Dianne E.  O'Donnell; 44      Trustee, Vice          Ms.   O'Donnell   is  a  senior  vice
                              President and          president and deputy general  counsel
                              Secretary              of Mitchell  Hutchins.  Ms. O'Donnell
                                                     is a vice  president of 29 investment
                                                     companies   and   secretary   of   28
                                                     investment    companies   for   which
                                                     Mitchell   Hutchins  or   PaineWebber
                                                     serves as investment adviser.

-----------------------

      * Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019. Ms. Schonfeld and Ms.
O'Donnell are "interested persons" of the Trust as defined in the 1940 Act by virtue of their positions with Mitchell Hutchins.


                                       12



                                Position With        Business Experience;
Name And Address*; Age            The Trust          Other Directorships
----------------------          --------------       --------------------

Julian  F.  Sluyters, 36      Vice President and     Mr.  Sluyters  is a  senior  vice and
                              Treasurer              Treasurer    president    and   chief
                                                     administrative  officer  of  Mitchell
                                                     Hutchins.  Prior to May 1997,  he was
                                                     the   director  of  the  mutual  fund
                                                     finance    division    of    Mitchell
                                                     Hutchins.  Mr.  Sluyters  is  a  vice
                                                     president   and   treasurer   of   30
                                                     investment    companies   for   which
                                                     Mitchell   Hutchins  or   PaineWebber
                                                     serves as investment adviser.




      The Trust pays trustees who are not "interested persons" of the Trust $1,000 for each series and $150 for each board meeting and each separate meeting of a board committee. Accordingly, the Trust pays each such trustee $1,000 annually for its one series, plus any additional amounts due for board or committee meetings. The chairmen of the audit and contract review committees of individual funds within the PaineWebber fund complex receive additional compensation aggregating $15,000 each from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Trustees and officers own no outstanding shares of the Fund. Because PaineWebber and Mitchell Hutchins perform substantially all the services necessary for the operation of the Trust and the Fund, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

      The table below shows the estimated compensation to be paid to each trustee during the current fiscal year and the compensation of those trustees from other PaineWebber funds during the calendar year ended December 31, 1996.

                              COMPENSATION TABLE(1)

                                                 Estimated        Total
                                                 Aggregate     Compensation
                                                Compensation   from the Fund
Name of Person, Position                       from the Trust     Complex
------------------------                       --------------  --------------







      (1) Only independent members of the board are compensated by the Trust and identified above; trustees who are "interested persons," as defined by the 1940 Act, do not receive compensation.

      (2) Estimated for the initial fiscal year of the Trust.

      (3) Represents total compensation paid to each trustee during the calendar year ended December 31, 1996; no fund within the fund complex has a pension or retirement plan.


      PRINCIPAL HOLDERS OF SECURITIES. Prior to __________, 1997, Mitchell Hutchins held all outstanding securities of the Fund and thus may be deemed a controlling person of the Fund until additional shareholders purchase shares.

                INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

      INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator to the Fund pursuant to a contract (the "Advisory Contract") with the Trust dated _______, 1997. Under the Advisory Contract, the Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 0.20% of average daily net assets. Under a service agreement with the Trust that is reviewed by the board annually, PaineWebber provides certain services to the Fund not otherwise provided by the Fund's transfer agent.

      Under the terms of the Advisory Contract, the Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. Expenses borne by the Fund include the following: (1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees and officers who are not interested persons (as defined in the 1940 Act) of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or Fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates;
(13) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.

      Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the Trust's board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the Fund.

      NET ASSETS. The following table shows the approximate net assets as of May 31, 1997, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.


                                                              NET ASSETS
INVESTMENT CATEGORY                                              $ MIL
-------------------                                           -----------

Domestic (excluding Money Market).........................    $
Global....................................................
Equity/Balanced...........................................
Fixed Income (excluding Money Market).....................
          Taxable Fixed Income............................
          Tax-Free Fixed Income...........................
Money Market Funds........................................

      PERSONNEL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to codes of ethics that describe the fiduciary duty owed to shareholders of PaineWebber mutual funds and other
Mitchell  Hutchins  advisory  accounts  by  all  Mitchell  Hutchins'  directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber Funds and other Mitchell Hutchins advisory clients.

      DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of Class A shares of the Fund under a separate distribution contract with the Trust ("Distribution Contract") that requires Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the Fund. Shares of the Fund are offered continuously. Under a separate exclusive dealer agreement between Mitchell Hutchins and PaineWebber relating Class A shares of the Fund ("Exclusive Dealer Agreement"), PaineWebber and its correspondent firms sell the Fund's shares.

      Under a plan of distribution pertaining to the Class A shares adopted by the Trust in the manner prescribed under Rule 12b-1 under the 1940 Act ("Class A Plan" or "Plan"), the Fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.05% of the average daily net assets of Class A shares of the Fund. The Fund pays Mitchell Hutchins no distribution fees with respect to its Class A shares. There is no distribution plan with respect to Class Y shares and the Fund pays no service or distribution fees with respect to its Class Y shares.

      Among other things, the Class A Plan provides that (1) Mitchell Hutchins will submit to the board at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding Class A shares of the Fund and (4) while the Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of the Trust shall be committed to the discretion of the trustees who are not "interested persons" of the Trust.

      In reporting amounts expended under the Plan to the board, Mitchell Hutchins allocates expenses attributable to the sale of each class of the Fund's shares to such class based on the ratio of sales of shares of such class to the sales of all classes of shares. The fees paid by one class of the Fund's shares will not be used to subsidize the sale of any other class of the Fund's shares.

      In approving the Class A Plan for the Fund, the board considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from the Fund purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption of shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive continuing service fees, while their customers invest their entire purchase payments immediately in Class A shares would prove attractive to the investment executives and correspondent firms, resulting in greater growth to the Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (5) the services provided to the Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder and service-related expenses and costs.

      With respect to the Plan, the board considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees. The board also considered the benefits that would accrue to Mitchell Hutchins under the Plan in that Mitchell Hutchins would receive service and advisory fees which are calculated based upon a percentage of the average net assets of the Fund, which would increase if the Plan were successful and the Fund attained and maintained significant asset levels.

                             PORTFOLIO TRANSACTIONS

      Subject to policies established by the board, Mitchell Hutchins is responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins generally seeks to obtain the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions, through which some equity securities and most debt securities are traded, generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The Fund may invest in securities traded in the OTC market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.

      The Fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through PaineWebber. The board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contract authorize PaineWebber to effect portfolio transactions for the Fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

      Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The Fund's procedures in selecting FCMs to execute their transactions in futures contracts, including procedures permitting the use of PaineWebber, are similar to those in effect with respect to brokerage transactions in securities.

      Consistent with the interests of the Fund and subject to the review of the board, Mitchell Hutchins may cause the Fund to purchase and sell portfolio securities from and to dealers or through brokers who provide that Fund with research, analysis, advice and similar services. In return for such services, the Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

      For purchases or sales with broker-dealer firms which act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, they will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services which could be purchased for hard dollars. Mitchell Hutchins may engage in agency transactions in OTC equity securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins receiving multiple quotes from dealers before executing the transactions on an agency basis.

      Information and research services furnished by brokers or dealers through which or with which the Fund effects securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the Fund. Information and research received from brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contract.

      Investment decisions for the Fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, or upon their ability to complete their entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

      The Fund will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by the board pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the Fund.

      PORTFOLIO TURNOVER. The Fund's annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. Mitchell Hutchins estimates that the Fund's annual portfolio turnover rate will be less than 100% [will not exceed 50%] during its first fiscal year.

                    REDEMPTION INFORMATION AND OTHER SERVICES

      REDEMPTION INFORMATION. If conditions exist that make cash payments undesirable, the Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

      The Fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's portfolio at the time.

      AUTOMATIC INVESTMENT PLAN. Participation in the Automatic Investment Plan enables an investor to use the technique of "dollar cost averaging." When an investor invests the same dollar amount each month under the Plan, the investor will purchase more shares when the Fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of low price levels.

      SYSTEMATIC WITHDRAWAL PLAN. An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the Fund account at the time the investor elects to participate in the systematic withdrawal plan) less aggregate redemptions made other than pursuant to the systematic withdrawal plan is less than $5,000 for Class A shareholders. Purchases of additional shares of the Fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities. On or about the 15th of each month for monthly plans and on or about the 15th of the months selected for quarterly or semi-annual plans, PaineWebber will arrange for redemption by the Fund of sufficient Fund shares to provide the withdrawal payments specified by participants in the Fund's systematic withdrawal plan. The payments generally are mailed approximately three Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds, with the tax consequences described under "Dividends & Taxes" in the Prospectus. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. ("Transfer Agent"). Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by the Transfer Agent. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber investment executives, correspondent firms or the Transfer Agent at 1-800-647-1568.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLAN[SERVICEMARK]
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT[REGISTERED TRADEMARK]
(RMA)[REGISTERED TRADEMARK]

      Shares of PaineWebber mutual funds, including the Fund, (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

      To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

      The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

PERIODIC INVESTING AND DOLLAR COST AVERAGING.

      Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of low share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT.

      In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

          . monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard[REGISTERED TRADEMARK] transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

          .     comprehensive   preliminary   9-month   and   year-end   summary
      statements that provide information on account activity for use in tax planning and tax return preparation;

          . automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds-RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. Each money market fund attempts to maintain a stable price per share of $1.00, although there can be no assurance that it will be able to do so. Investments in the money market funds are not insured or guaranteed by the U.S. government;

          . check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

          . Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

          .     24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

          . expanded account protection to $50 million in the event of the liquidation of PaineWebber. This protection does not apply to shares of the RMA money market funds or the PW Funds because those shares are held at the transfer agent and not through PaineWebber; and

          .     automatic  direct  deposit of checks  into your RMA  account and automatic withdrawals from the account.

      The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                               VALUATION OF SHARES

      The Fund determines its net asset value per share separately for each class of shares as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the OTC market and listed on the Nasdaq Stock Market ("Nasdaq") are valued at the last trade price on Nasdaq at 4:00 p.m., Eastern time; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less which are valued as described further below). Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the board.

                             PERFORMANCE INFORMATION

      The Fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      TOTAL  RETURN   CALCULATIONS.   Average   annual   total   return   quotes
("Standardized Return") used in the Fund's Performance Advertisements are calculated according to the following formula:

       P(1 + T)n[SUPERSCRIPT]   =      ERV

        where: P                =      a hypothetical  initial  payment of
                                       $1,000 to purchase shares of a specified class

               T           =           average  annual total return of shares of
                                       that class

               n           =           number of years

             ERV           =           ending redeemable value of a hypothetical
                                       $1,000 payment at the beginning of that period.

      Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends and other distributions are assumed to have been reinvested at net asset value.

      OTHER INFORMATION. In Performance Advertisements, the Fund may compare its Standardized Return with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), with the performance of recognized stock and other indices, including (but not limited to) the S&P 500 Index, the Dow Jones Industrial Average, the International Finance Corporation Global Total Return Index, the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Index, the Lehman Bond Index, the Lehman Brothers 20+ Year Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, other similar Lehman Brothers indices or components thereof, 30-year and 10-year U.S. Treasury bonds, the Morgan Stanley Capital International Perspective Indices, the Morgan Stanley Capital International Energy Sources Index, the Standard & Poor's Oil Composite Index, the Morgan Stanley Capital International World Index, the Salomon Brothers Non-U.S. Dollar Index, the Salomon Brothers Non-U.S. World Government Bond Index, the Salomon Brothers World Government Index, other similar Salomon Brothers indices or components thereof and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST AND THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

      The Fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

      The Fund may also compare its performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(Registered) Money Markets. In comparing the Fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the Fund are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. The debt securities held by the Fund may have longer maturities than most CDs and may reflect interest rate fluctuations for longer term debt securities. An investment in the Fund involves greater risks than an investment in either a money market fund or a CD.

      The Fund may also compare its performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.*

_____________________________

*Source: Stocks, Bonds, Bills and Inflation 1996 Yearbook[TRADEMARK] Ibbotson Assoc., Chi., (annual updates work by Roger G. Ibbotson & Rex A. Sinquefield).

                                    [Graphic]

      The chart is shown for illustrative purposes only and does not represent the Fund's performance. These returns consist of income and capital appreciation (or depreciation) and should not be considered an indication or guarantee of future investment results. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in certain markets from time to time, Stocks are measured by the S&P 500 Index, an unmanaged weighted index comprising 500 widely held common stocks and varying in composition. Unlike investors in bonds and U.S. Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on U.S. Treasury bonds with 20-year maturities. Inflation is measured by the Consumer Price Index. The indexes are unmanaged and are not available for investment.



                                      TAXES

      In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gains) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities that were held for less than three months ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer.

      Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

      If shares of the Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

      The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Income from the disposition of options and futures contracts will be subject to the Short-Short Limitation if they are held for less than three months.

      If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent the Fund does not qualify for this treatment, it may be forced to defer the closing out of certain options and futures beyond the time when it otherwise would be advantageous to do so, in order for the Fund to qualify as a RIC.

                                OTHER INFORMATION

      The Trust is a Delaware business trust. The Trust has authority to issue an unlimited number of shares of beneficial interest. The board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide the shares of any series into classes, and the costs of doing so will be borne by the Trust. The Trust currently consist of one series with two classes of shares.

      Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the Fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or the Fund. However, the Trust's trust instrument disclaims shareholder liability for acts or obligations of the Trust or its series (the Fund) and requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from the Fund's property for all losses and expenses of any series shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The trustees intend to conduct the operations of the Fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

      The Fund is entitled to participate equally in the dividends and other distribution and the proceeds of any liquidation except that, due to the differing expenses borne by the classes, dividends and liquidation proceeds for each class will likely differ. Shares are fully paid and non-assessable and have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust. Shareholders have non-cumulative voting rights. A shareholder is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

      CLASS-SPECIFIC EXPENSES. The Fund may determine to allocate certain of its expenses to the specific classes of the Fund's shares to which those expenses are attributable.

      COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

      AUDITORS. [Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the Fund.]


                              FINANCIAL STATEMENTS



                              [Text to be supplied]

                              SUBJECT TO COMPLETION
                          PRELIMINARY SAI DATED , 1997



      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



                               ------------------



                                TABLE OF CONTENTS

Investment Policies And Restrictions..........................................2
Hedging And Other Strategies Using Derivative Contracts.......................6
Trustees And Officers; Principal Holders Of Securities.......................12
Investment Advisory And Distribution Arrangements............................13
Portfolio Transactions.......................................................15
Redemption Information And Other Services....................................17
Valuation Of Shares..........................................................20
Performance Information......................................................20
Taxes........................................................................22
Other Information............................................................23
Financial Statements.........................................................23




[COPYRIGHT]1997 PAINEWEBBER INCORPORATED

                                                                   PAINEWEBBER

                                                            S&P 500 INDEX FUND












--------------------------------------------------------------------------------


                                            STATEMENT OF ADDITIONAL INFORMATION

                                                                _________, 1997










--------------------------------------------------------------------------------










                                                                    PAINEWEBBER

                            PART C. OTHER INFORMATION
                            -------------------------

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS
          ---------------------------------

(a)   Financial Statements:  (to be filed)

(b)   Exhibits:

(1)   Trust Instrument (filed herewith)
(2)   By-Laws (filed herewith)
(3)   Voting trust agreement - none
(4) Instruments defining the rights of holders of Registrant's shares of beneficial interest1/
(5)   Investment  Advisory  and  Administration  Contract  (to be filed)
(6)   (a)   Distribution Contract with respect to Class A Shares (to be filed)
      (b)   Distribution Contract with respect to Class Y Shares (to be filed)
      (c) Exclusive Dealer Agreement with respect to Class A Shares (to be filed)
      (d) Exclusive Dealer Agreement with respect to Class Y Shares (to be filed)
(7)   Bonus, profit sharing or pension plans - none
(8)   Custodian Agreement (to be filed)
(9)   (a)  Transfer Agency Agreement (to be filed)
      (b)  Service  Contract  (to be filed)
(10)  Opinion of Counsel  (to be filed)
(11)  Other opinions, appraisals, rulings and consents:
      Accountants'  consent (to be filed)
(12)  Financial Statements omitted from Part B - none
(13)  Letter of  investment  intent (to be filed)
(14)  Prototype Retirement Plan - none
(15) Rule 12b-1 Plan of Distribution with respect to Class A Shares (to be filed)
(16)  Schedule for Computation of Performance Quotations - none
(17)  and (27) Financial Data Schedule (to be filed)
(18)  Plan Pursuant to Rule 18f-3 (to be filed)

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
          -------------------------------------------------------------

          None


---------------------------

1/ Incorporated by reference from Articles IV, VI, IX and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

Item 26.  NUMBER OF HOLDERS OF SECURITIES
          -------------------------------

                                                                Number of Record
                                                                  Holders as of
TITLE OF CLASS                                                    MAY 12, 1997
--------------                                                    ------------

Shares of beneficial interest, par value $0.001 per share, in

PaineWebber S&P 500 Index Fund

      Class A Shares                                                   0
      Class Y Shares                                                   0

Item 27.  INDEMNIFICATION
          ---------------

      Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

      Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.

      Section 9 of the Investment Advisory and Administration Contract with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 10 of the Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

      Section 9 of each Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract. Section 10 of each Distribution Contract contains provisions similar to Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

      Section 9 of each Exclusive Dealer Agreement contains provisions similar to Section 9 of each Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
          ----------------------------------------------------

      Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.

Item 29.  PRINCIPAL UNDERWRITERS
          ----------------------

      a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

      ALL-AMERICAN TERM TRUST INC.
      GLOBAL HIGH INCOME DOLLAR FUND INC.
      GLOBAL SMALL CAP FUND INC.
      INSURED MUNICIPAL INCOME FUND INC.
      INVESTMENT GRADE INCOME FUND INC.
      MANAGED HIGH YIELD FUND INC.
      PAINEWEBBER AMERICA FUND
      PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
      PAINEWEBBER INVESTMENT SERIES
      PAINEWEBBER INVESTMENT TRUST
      PAINEWEBBER INVESTMENT TRUST II
      PAINEWEBBER MANAGED ASSETS TRUST
      PAINEWEBBER MANAGED INVESTMENTS TRUST
      PAINEWEBBER MASTER SERIES, INC.
      PAINEWEBBER MUNICIPAL SERIES
      PAINEWEBBER MUTUAL FUND TRUST
      PAINEWEBBER OLYMPUS FUND
      PAINEWEBBER SELECT TRUST
      PAINEWEBBER SERIES TRUST
      STRATEGIC GLOBAL INCOME FUND, INC.
      TRIPLE A AND GOVERNMENT SERIES - 1997, INC.
      2002 TARGET TERM TRUST INC.

      b) Mitchell Hutchins is the Registrant's principal underwriter. PaineWebber acts as exclusive dealer of the Registrant's shares. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, NY 10019.

                                                    Positions and Offices
                         Positions and Offices        With Underwriter or
        Name                With Registrant             Exclusive Dealer
        ----             ---------------------      ----------------------

Dianne E. O'Donnell      Trustee, Vice President  Senior Vice President and
                         and Secretary            Deputy General Counsel of
                                                  Mitchell Hutchins

Victoria E. Schonfeld    Trustee, President and   Managing Director and General
                         Chairman of the Board    Counsel of Mitchell Hutchins
                         of Trustees

Paul H. Schubert         Vice President and       First Vice President and
                         Treasurer                Director of the Mutual Fund
                                                  Finance Division of Mitchell
                                                  Hutchins

      c)    None

Item 30.  LOCATION OF ACCOUNTS AND RECORDS
          --------------------------------

      The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 31.  MANAGEMENT SERVICES
          -------------------

      Not applicable.

Item 32.  UNDERTAKINGS
          ------------

      Registrant  hereby  undertakes to furnish each person to whom a prospectus
is  delivered  with  a  copy  of  the  Registrant's   latest  annual  report  to
shareholders upon request and without charge.

      Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement, containing financial statements that need not be certified, within four to six months from the effective date of this Registration Statement.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of May, 1997.

                                      PAINEWEBBER INDEX TRUST

                                      By: /s/ Victoria E. Schonfeld
                                          ------------------------------
                                          Victoria E. Schonfeld
                                          President


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                        TITLE                           DATE
---------                        -----                           ----

/s/ Victoria E. Schonfeld     Trustee, President and             May 28, 1997
---------------------------   Chairman of the Board of
Victoria E. Schonfeld         Trustees (Chief Executive
                              Officer)


/s/ Dianne E. O'Donnell       Trustee                            May 28, 1997
---------------------------
Dianne E. O'Donnell


/s/ Paul H. Schubert          Vice President and Treasurer       May 28, 1997
---------------------------   (Chief Financial and Accounting
Paul H. Schubert              Officer)

                             PAINEWEBBER INDEX TRUST
                                  EXHIBIT INDEX
                                  -------------

Exhibit
Number
-------

(1)   Trust Instrument (filed herewith)
(2)   By-Laws (filed herewith)
(3)   Voting trust agreement - none
(4) Instruments defining the rights of holders of Registrant's shares of beneficial interest1/
(5)   Investment Advisory and Administration Contract (to be filed)
(6)   (a)   Distribution Contract with respect to Class A Shares(to be filed)
      (b)   Distribution Contract with respect to Class Y Shares (to be filed)
      (c)   Exclusive  Dealer  Agreement  with  respect to Class A Shares (to be filed)
      (d)   Exclusive  Dealer  Agreement  with  respect to Class Y Shares (to be filed)
(7)   Bonus, profit sharing or pension plans - none
(8)   Custodian Agreement (to be filed)

(9)   (a)   Transfer Agency Agreement (to be filed)
      (b)   Service Contract (to be filed)
(10)  Opinion of Counsel  (to be filed)

(11) Other opinions, appraisals, rulings and consents: Accountants' consent (to be filed)
(12)  Financial Statements omitted from Part B - none
(13)  Letter of  investment  intent (to be filed)
(14)  Prototype Retirement Plan - none
(15) Rule 12b-1 Plan of Distribution with respect to Class A Shares (to be filed)
(16)  Schedule for Computation of Performance Quotations - none
(17)  and (27) Financial Data Schedule (to be filed)
(18)  Plan Pursuant to Rule 18f-3 (to be filed)


________________________

1/ Incorporated by reference from Articles IV, VI, IX and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.